EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net income for the year	$ 27,918	$ 52,904	$ 51,630
Numerator for basic and diluted earnings per share	$ 27,918	$ 52,904	$ 51,630
Denominator:
Weighted average ordinary shares outstanding for basic calculation (in shares)	279,027,473	270,811,925	262,542,760
Dilutive effect of share-based awards (in shares)	7,538,423	13,618,582	16,262,798
Denominator for diluted calculation (in shares)	286,565,896	284,430,507	278,805,558
Basic earnings per ordinary share (in dollars per share)	$ 0.10	$ 0.20	$ 0.20
Diluted earnings per ordinary share (in dollars per share)	$ 0.10	$ 0.19	$ 0.19